January 2, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filings - Rule 497(j)

Re:     Mellon Funds Trust (the "Fund")
        Mellon Large Cap Stock Fund
        Mellon Income Stock Fund
        Mellon Mid Cap Stock Fund
        Mellon Small Cap Stock Fund
        Mellon International Fund
        Mellon Emerging Markets Fund
        Mellon Balanced Fund
        Mellon Bond Fund
        Mellon Intermediate Bond Fund
        Mellon Short-Term U.S. Government Securities Fund Mellon National Intermediate Municipal Bond Fund Mellon National Short-Term Municipal Bond Fund
        Mellon Pennsylvania Intermediate Municipal Bond fund Mellon Massachusetts Intermediate Municipal Bond Fund Mellon Money Market Fund
        Mellon National Municipal Money Market Fund
        1933 Act File No.  333-34844
        1940 Act File No.  811-09903

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on December 24, 2003.

     Please address any comments or questions to the undersigned at (212) 922-6833.

                                                Very truly yours,


                                                /S/BETH LARKIN
                                                Beth Larkin
BL:dp